Information on stock options outstanding - Stock-Based Compensation (Details 3) - Jul. 31, 2014 - USD ($)	Total
Options Outstanding	37,964,390
Weighted Average Exercise Price per Share	$ .061
Options Weighted Average Remaining Life (Years)	3 years 5 months 12 days
Options Aggregate Intrinsic Value	$ 655,988
Exercise Price 0.001
Options Range of Exercise Price	$ .001
Options Range of Exercise Price	$ .001
Options Weighted Average Remaining Life (Years)	3 years 8 months 4 days
Exercise Price 0.19 to 0.38
Options Range of Exercise Price	$ .19
Options Range of Exercise Price	$ .38
Options Weighted Average Remaining Life (Years)	1 year 7 months 16 days
Exercis Price 0.39 to 0.58
Options Range of Exercise Price	$ .39
Options Range of Exercise Price	$ .58
Options Weighted Average Remaining Life (Years)	2 months 26 days
Exercise Price 0.59 to 0.77
Options Range of Exercise Price	$ .59
Options Range of Exercise Price	$ .77
Options Weighted Average Remaining Life (Years)	3 years 4 months 2 days
Exercise Price 0.78 to 0.96
Options Range of Exercise Price	$ .78
Options Range of Exercise Price	$ .96
Options Weighted Average Remaining Life (Years)	2 months 26 days